PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Automobiles 0.8%
Tesla, Inc.*	786	$210,200
Broadline Retail 4.1%
Amazon.com, Inc.*	4,149	554,638
MercadoLibre, Inc. (Brazil)*	414	512,553
		1,067,191
Entertainment 1.6%
Netflix, Inc.*	947	415,705
Financial Services 2.7%
Adyen NV (Netherlands), 144A*	296	549,380
Mastercard, Inc. (Class A Stock)	371	146,278
		695,658
Ground Transportation 2.1%
Uber Technologies, Inc.*	11,239	555,881
Health Care Equipment & Supplies 1.5%
Intuitive Surgical, Inc.*	1,183	383,765
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc. (Class A Stock)*	3,045	463,419
Interactive Media & Services 1.0%
Alphabet, Inc. (Class A Stock)*	2,026	268,891
IT Services 8.1%
MongoDB, Inc.*	2,368	1,002,611
Shopify, Inc. (Canada) (Class A Stock)*	3,815	257,818
Snowflake, Inc. (Class A Stock)*	4,764	846,610
		2,107,039
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.	198	24,111
Semiconductors & Semiconductor Equipment 39.9%
Advanced Micro Devices, Inc.*	7,002	801,029
Allegro MicroSystems, Inc. (Japan)*	9,964	514,242

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands)	739	$529,427
Broadcom, Inc.	2,698	2,424,558
Enphase Energy, Inc.*	569	86,391
Lam Research Corp.	1,128	810,457
Lattice Semiconductor Corp.*	1,672	152,051
Micron Technology, Inc.	8,447	603,031
Monolithic Power Systems, Inc.	141	78,888
NVIDIA Corp.	8,424	3,936,450
Onto Innovation, Inc.*	843	104,802
Rambus, Inc.*	5,172	323,819
		10,365,145
Software 28.5%
Adobe, Inc.*	1,281	699,644
Atlassian Corp. (Class A Stock)*	1,373	249,804
Confluent, Inc. (Class A Stock)*	5,468	188,865
Crowdstrike Holdings, Inc. (Class A Stock)*	2,528	408,676
Datadog, Inc. (Class A Stock)*	3,629	423,577
HashiCorp, Inc. (Class A Stock)*	5,391	159,628
HubSpot, Inc.*	1,287	747,168
Microsoft Corp.	7,390	2,482,449
Procore Technologies, Inc.*	3,491	264,792
Salesforce, Inc.*	3,245	730,157
ServiceNow, Inc.*	846	493,218
Synopsys, Inc.*	1,149	519,118
Zscaler, Inc.*	161	25,821
		7,392,917
Specialized REITs 0.9%
American Tower Corp.	1,246	237,126
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	8,212	1,613,247

Total Long-Term Investments (cost $15,829,432)		25,800,295

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $77,051)(wj)	77,051	$77,051

TOTAL INVESTMENTS 99.6% (cost $15,906,483)		25,877,346
Other assets in excess of liabilities 0.4%		98,880

Net Assets 100.0%		$25,976,226

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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